Investments in Real Estate - Investment in Real Estate Roll Forward (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2021
Real Estate [Line Items]
Real Estate Investment Property, at Cost	$ 327,374,324	$ 226,209,568
Real Estate Investment Property, Accumulated Depreciation	(12,065,888)	(2,865,137)	$ (17,748,745)
Real Estate Investment Property, Depreciation Expense	(9,200,751)	(2,865,137)
Real Estate Investment Property, Net	315,308,436	223,344,431
Building and building improvements
Real Estate [Line Items]
Additions	73,124,428	199,478,457
Land
Real Estate [Line Items]
Additions	20,729,974	19,667,140
Tenant improvements
Real Estate [Line Items]
Additions	5,237,588	4,314,057
Furniture, fixtures and equipment
Real Estate [Line Items]
Additions	$ 2,072,766	$ 2,749,914